Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant And Equipment [Abstract]
Land and improvements	$ 515,674	$ 431,765
Buildings and improvements	841,179	834,661
Machinery and equipment	7,727,630	7,502,203
Construction in process and equipment deposits	396,614	323,845
Property, plant and equipment, gross	9,481,097	9,092,474
Less accumulated depreciation	(5,725,493)	(5,240,356)
Property, plant and equipment, net, total	$ 3,755,604	$ 3,852,118